Revenues - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue By Geographical Area [Line Items]
Revenue	$ 19,293	$ 17,311	$ 18,757
Argentina [member]
Revenue By Geographical Area [Line Items]
Revenue	16,371	15,399	16,420
Mercosur and associates countries [member]
Revenue By Geographical Area [Line Items]
Revenue	1,855	1,309	1,107
Europe [member]
Revenue By Geographical Area [Line Items]
Revenue	276	171	414
Rest of the world [member]
Revenue By Geographical Area [Line Items]
Revenue	$ 791	$ 432	$ 816